RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	$ 2,604	$ 1,966
Base and Variable Fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	2,011	1,822
Discretionary Fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	300	0
Commission Fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	$ 293	$ 144